Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 93,495	$ 108,011
Securities
Trading	145,517	148,205
Investment, net of applicable allowance	175,036	170,018
Securities	320,553	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	328,379	317,845
Loans, net of applicable allowance
Loans, net	823,794	819,965
Other
Derivatives	130,120	154,439
Deposits
Personal	418,287	404,932
Business and government	738,923	759,870
Bank	46,632	44,012
Deposits	1,203,842	1,208,814
Other
Obligations related to securities sold short	35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	290,367	273,947
Derivatives	131,082	153,491
Subordinated debentures	11,530	10,025
Financial assets classified as FVTPL [member]
Securities
Trading	135,417	138,507
Securities	135,417	138,507
Assets purchased under reverse repurchase agreements and securities borrowed	279,899	264,665
Loans, net of applicable allowance
Retail	84	73
Wholesale	9,465	6,914
Loans, net	9,549	6,987
Other
Derivatives	130,120	154,439
Other assets	3,614	3,377
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	87,859	84,468
Securities
Trading	10,100	9,698
Securities	10,100	9,698
Loans, net of applicable allowance
Retail	383	375
Wholesale	3,409	3,222
Loans, net	3,792	3,597
Other
Other assets	4
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	97,003	92,063
Securities	97,003	92,063
Loans, net of applicable allowance
Retail	229	218
Wholesale	559	563
Loans, net	788	781
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	977	828
Securities	977	828
Financial liabilities classified as FVTPL [member]
Deposits
Personal	362	298
Business and government	143	447
Deposits	505	745
Other
Obligations related to securities sold short	35,247	35,511
Derivatives	131,082	153,491
Other liabilities	(430)	(360)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	22,899	21,959
Business and government	146,499	152,119
Bank	10,633	7,196
Deposits	180,031	181,274
Other
Obligations related to assets sold under repurchase agreements and securities loaned	263,269	248,835
Other liabilities	43	69
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	5,636	23,543
Securities
Investment, net of applicable allowance	71,919	70,073
Securities	71,919	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	48,480	53,180
Loans, net of applicable allowance
Retail	525,173	521,428
Wholesale	257,300	253,816
Loans, net	782,473	775,244
Other
Other assets	71,513	73,084
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	392,736	380,396
Business and government	591,798	605,102
Bank	35,938	36,758
Deposits	1,020,472	1,022,256
Other
Obligations related to assets sold under repurchase agreements and securities loaned	27,098	25,112
Other liabilities	91,837	90,160
Subordinated debentures	11,391	9,668
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	93,495	108,011
Securities
Trading	145,517	148,205
Investment, net of applicable allowance	175,036	170,018
Securities	320,553	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	328,379	317,845
Loans, net of applicable allowance
Retail	547,442	547,433
Wholesale	276,352	272,532
Loans, net	823,794	819,965
Other
Derivatives	130,120	154,439
Other assets	75,131	76,461
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	5,636	23,543
Securities
Investment, net of applicable allowance	77,056	77,127
Securities	77,056	77,127
Assets purchased under reverse repurchase agreements and securities borrowed	48,480	53,180
Loans, net of applicable allowance
Retail	546,746	546,767
Wholesale	262,919	261,833
Loans, net	809,665	808,600
Other
Other assets	71,513	73,084
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	93,495	108,011
Securities
Trading	145,517	148,205
Investment, net of applicable allowance	169,899	162,964
Securities	315,416	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	328,379	317,845
Loans, net of applicable allowance
Retail	525,869	522,094
Wholesale	270,733	264,515
Loans, net	796,602	786,609
Other
Derivatives	130,120	154,439
Other assets	75,131	76,461
Financial liabilities at carrying amount [member]
Deposits
Personal	418,287	404,932
Business and government	738,923	759,870
Bank	46,632	44,012
Deposits	1,203,842	1,208,814
Other
Obligations related to securities sold short	35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	290,367	273,947
Derivatives	131,082	153,491
Other liabilities	90,728	90,057
Subordinated debentures	11,530	10,025
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	395,026	382,675
Business and government	592,281	607,304
Bank	35,999	36,816
Deposits	1,023,306	1,026,795
Other
Obligations related to assets sold under repurchase agreements and securities loaned	27,098	25,112
Other liabilities	91,115	90,348
Subordinated debentures	11,530	10,025
Financial liabilities at fair value [member]
Deposits
Personal	415,997	402,653
Business and government	738,440	757,668
Bank	46,571	43,954
Deposits	1,201,008	1,204,275
Other
Obligations related to securities sold short	35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	290,367	273,947
Derivatives	131,082	153,491
Other liabilities	91,450	89,869
Subordinated debentures	$ 11,391	$ 9,668